Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended				8 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (32,667,000)		$ (30,702,000)			$ (55,373,000)		$ (47,869,000)
Provided by (Used in) Operating Activities:
Depreciation and amortization	445,000		694,000			1,162,000		1,026,000
Loss on disposal of property and equipment			64,000			219,000		7,000
Bad debt expense			33,000			33,000		0
Employee stock based compensation	27,000		56,000			(6,000)		171,000
Changes in operating assets and liabilities:
Accounts receivable	(1,164,000)		(884,000)			(3,356,000)		(170,000)
Deferred costs	289,000		(353,000)			(1,038,000)		611,000
Inventory	(137,000)		(84,000)			(217,000)		(1,469,000)
Prepaid expenses and other current assets	(486,000)		(53,000)			(610,000)		(190,000)
Deposits and other assets	(60,000)		7,000			104,000		(77,000)
Prepaid warranty	234,000		154,000
Contract assets						424,000		(305,000)
Accounts payable	(200,000)		687,000			1,628,000		(1,191,000)
Accrued expenses	2,951,000		61,000			751,000		754,000
Income taxes payable	15,000		37,000			76,000		7,000
Deferred rent	(67,000)		(104,000)			(158,000)		(106,000)
Deferred revenue	(425,000)		1,627,000			13,711,000		38,000
Net cash used in operating activities	(31,245,000)		(28,760,000)			(42,650,000)		(48,763,000)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,232,000)		(193,000)			(952,000)		(1,054,000)
Proceeds from the sale of fixed assets						61,000		22,000
Purchases of investments			(1,000)					(11,153,000)
Sales of investments			751,000					19,386,000
Proceeds from the maturity of investments			650,000			1,003,000		16,963,000
Net cash provided by investing activities	(1,232,000)		1,207,000			112,000		24,164,000
Cash Flows from Financing Activities:
Proceeds from the issuance of debt	15,000,000
Proceeds from borrowing of PPP loan			5,580,000			5,580,000		0
Proceeds from issuance of series B preferred stock, net			41,609,000			57,387,000		10,625,000
Proceeds from issuance of common stock	295,000		21,000			206,000		88,000
Proceeds from stock subscription	293,000		3,000			81,000		0
Payment of deferred transaction costs	(486,000)
Net cash provided by financing activities	15,102,000		47,213,000			63,254,000		10,713,000
Effect of exchange rate changes on cash and cash equivalents	(61,000)		17,000			21,000		(2,000)
Net change in cash and cash equivalents	(17,436,000)		19,677,000			20,737,000		(13,888,000)
Cash and Cash Equivalents
Beginning of the period	31,543,000		10,806,000			10,806,000		24,694,000
End of the period	14,107,000		30,483,000			31,543,000		10,806,000
Noncash Investing and Financing Items [Abstract]
Issuance of common stock under subscription note receivable arrangements						0		95,000
Supplemental disclosure of non-cash activities:
Interest earned on subscription notes receivable	6,000		$ 8,000			$ 16,000		$ 12,000
Non-cash deferred transaction costs	$ 1,265,000
LGL Systems Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net (loss) income		$ (4,945,383)		$ 2,155,396	$ (1,079,160)		$ (8,829,688)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(5,172)		(789,622)	(126,688)		(808,527)
Change in fair value of warrant liabilities		2,538,245		(1,780,750)			8,971,000
Deferred tax provision				27,275	(27,275)		27,275
Warrant issuance costs					508,555
Compensation expense					468,000
Changes in operating assets and liabilities:
Prepaid expenses		51,196		73,031	(227,125)		131,722
Accounts payable and accrued expenses		1,880,877		(70,152)	214,070		23,126
Income taxes payable		(10,289)		72,315			10,289
Net cash used in operating activities		(490,526)		(312,507)	(269,623)		(474,803)
Cash Flows from Investing Activities:
Investment of cash in trust					(172,500,000)
Cash withdrawn for tax payments		172,214		188,762			243,084
Net cash provided by investing activities		172,214		188,762	(172,500,000)		243,084
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid					169,050,000
Proceeds from sale of private placement warrants					5,200,000
Proceeds from promissory notes					137,843
Repayment of promissory notes					(137,843)
Payment of offering costs					(459,161)
Net cash provided by financing activities					173,790,839
Cash and Cash Equivalents
Net Change in Cash		(318,312)		(123,745)	1,021,216		(231,719)
Cash - Beginning		789,497		1,021,216			1,021,216
Cash - Ending		471,185		897,471	1,021,216		789,497
Supplemental disclosure of non-cash activities:
Initial classification of common stock subject to possible redemption					148,286,749
Change in value of common stock subject to possible redemption		$ (4,945,383)		$ 2,155,398	(101,524)		$ (8,829,684)
Initial classification of warrants issued					14,465,500
Deferred underwriting fee payable					6,037,500
Deferred offering costs paid directly by Sponsor from proceeds from issuance of Class B common stock to Sponsor					$ 25,000